27. SHAREHOLDERS' EQUITY (Details 6) - shares	Dec. 31, 2017	Dec. 31, 2016
ShareholdersEquityLineItems [Line Items]
Quantity	812,473,246	812,473,246
%	100.00%	100.00%
Treasury Shares [Member]
ShareholdersEquityLineItems [Line Items]
Quantity	1,333,701	13,468,001
%	0.16%	1.66%
Fundacao Petrobras de Seguridade Social - Petros [Member]
ShareholdersEquityLineItems [Line Items]
Quantity	92,716,266	92,761,499
%	11.41%	11.42%
Caixa de Previd. dos Func. Do Banco do Brasil [Member]
ShareholdersEquityLineItems [Line Items]
Quantity	86,605,452	86,628,752
%	10.66%	10.66%
Tarpon [Member]
ShareholdersEquityLineItems [Line Items]
Quantity	59,014,607	95,984,835
%	7.26%	11.81%
Aberdeen [Member]
ShareholdersEquityLineItems [Line Items]
Quantity	40,748,226	36,580,714
%	5.02%	4.50%
Board of Directors [Member]
ShareholdersEquityLineItems [Line Items]
Quantity	41,220,470	37,348,439
%	5.07%	4.60%
Executives [Member]
ShareholdersEquityLineItems [Line Items]
Quantity	157,546	50,252
%	0.02%	0.01%
Other [Member]
ShareholdersEquityLineItems [Line Items]
Quantity	490,676,978	449,650,754
%	60.40%	55.34%